INVESTMENTS (Details)					1 Months Ended			12 Months Ended
	Mar. 28, 2017 USD ($) $ / shares shares	Feb. 28, 2016 shares	Jun. 30, 2014 USD ($) shares	Nov. 18, 2013 USD ($) shares	Nov. 30, 2015 shares	Nov. 30, 2013 shares	Apr. 30, 2013 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	May 30, 2015 shares	Dec. 31, 2007 $ / shares
Business Acquisition [Line Items]
Private equity placement issued amount								$ 120,069,000		$ 113,433,000
Shares as dividend-in-kind (in shares) | shares										699,802
Gain on investment								$ (46,642,000)	$ (2,462,000)	$ 1,559,000
Company acquired additional shares in open market (in shares) | shares										488,216
Carrying value per share (in dollars per share) | $ / shares								8.95
Impairment of investment								$ 37,324,000
NATs share of NAOs total market capitalization									31,700,000
Common shares issued in public offering (in shares) | shares						9,343,750	11,212,500
Public offering Price (in dollars per share) | $ / shares								$ 2.75				$ 115
Summarized Statement of Operations information [Abstract]
NATs portion of NAOs Net (Loss) Income								$ 0	$ 0	$ 1,929,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Common shares issued in public offering (in shares) | shares	8,000,000
Public offering Price (in dollars per share) | $ / shares	$ 1.25
Common shares issued in public offering including exercise of underwriters' option (in shares) | shares	1,300,000
Nordic American Offshore Repurchase Program [Member]
Business Acquisition [Line Items]
Repurchase Program, shares authorized to be repurchased (in shares) | shares											2,500,000
Shares repurchased during the period (in shares) | shares								1,172,774	870,839
Remaining shares available to be repurchased (in shares) | shares								20,686,847	22,560,531
Nordic American Offshore Limited [Member]
Business Acquisition [Line Items]
Gain on investment										$ 2,100,000
Company acquired additional shares in private transaction (in shares) | shares					1,521,300
Ownership interest					26.50%			29.10%	26.70%	19.20%
Financial Position [Abstract]
Current assets								$ 7,909,000	$ 14,565,000
Noncurrent assets								366,945,000	321,635,000
Total Assets								374,854,000	336,200,000
Current liabilities								4,089,000	7,735,000
Noncurrent liabilities								136,568,000	47,608,000
Total Shareholders' Equity								234,196,000	280,857,000
Total liabilities and equity								374,854,000	336,200,000
NATs share of NAOs equity								68,100,000	75,000,000
Summarized Statement of Operations information [Abstract]
Operating Revenues								17,697,000	36,372,000	$ 52,789,000
Net Operating (Loss) Income								(28,543,000)	(8,372,000)	11,262,000
Net (Loss) Income								(32,151,000)	(10,844,000)	$ 6,931,000
NATs portion of NAOs Net (Loss) Income								$ (9,300,000)	$ (2,500,000)
Nordic American Offshore Limited [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Ownership interest	22.60%
Common shares issued in public offering (in shares) | shares	41,300,000
Public offering Price (in dollars per share) | $ / shares	$ 1.25
Transaction recognized in dilution loss	$ 2.6
Nordic American Offshore Limited [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Private equity placement issued amount				$ 250,000,000
Private equity placement participation				$ 65,000,000
Private equity placement participation (in shares) | shares				4,333,566
Company acquired additional shares in private transaction (in shares) | shares		1,571,749
Nordic American Offshore Limited [Member] | IPO [Member]
Business Acquisition [Line Items]
Shares acquired (in shares) | shares			375,000
Cost of shares acquired			$ 5,600,000